NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current Assets	$ 2,276	$ 1,512	$ 1,632
Non-Current Assets	34,304	27,965	19,643
Current Liabilities	2,417	1,564	1,515
Non-Current Liabilities	19,495	14,439	$ 10,116
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets	2,188	1,430
Non-Current Assets	27,349	19,770
Current Liabilities	2,325	1,465
Non-Current Liabilities	17,878	12,699
Non-Controlling Interest in Operating Subsidiaries	7,305	5,873
Partnership Capital	2,029	1,163
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	131	107
Non-Current Assets	3,844	3,550
Current Liabilities	248	281
Non-Current Liabilities	2,452	2,261
Non-Controlling Interest in Operating Subsidiaries	247	217
Partnership Capital	1,028	898
Australian regulated terminal operation
Disclosure of subsidiaries [line items]
Current Assets	34	38
Non-Current Assets	2,074	2,229
Current Liabilities	27	34
Non-Current Liabilities	1,943	2,035
Non-Controlling Interest in Operating Subsidiaries	45	62
Partnership Capital	93	136
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	51	68
Non-Current Assets	708	764
Current Liabilities	32	26
Non-Current Liabilities	396	438
Non-Controlling Interest in Operating Subsidiaries	273	302
Partnership Capital	58	66
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	310	322
Non-Current Assets	4,955	5,990
Current Liabilities	106	73
Non-Current Liabilities	3,185	2,015
Non-Controlling Interest in Operating Subsidiaries	1,540	3,081
Partnership Capital	434	1,143
Colombian Gas Distribution Operation [Member]
Disclosure of subsidiaries [line items]
Current Assets	230
Non-Current Assets	1,149
Current Liabilities	235
Non-Current Liabilities	374
Non-Controlling Interest in Operating Subsidiaries	691
Partnership Capital	79
U.K. port operation
Disclosure of subsidiaries [line items]
Current Assets	48	44
Non-Current Assets	847	880
Current Liabilities	71	133
Non-Current Liabilities	347	353
Non-Controlling Interest in Operating Subsidiaries	195	179
Partnership Capital	282	259
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	141	163
Non-Current Assets	593	628
Current Liabilities	239	101
Non-Current Liabilities	59	218
Non-Controlling Interest in Operating Subsidiaries	319	346
Partnership Capital	117	126
Chilean toll roads
Disclosure of subsidiaries [line items]
Current Assets	82	84
Non-Current Assets	940	1,116
Current Liabilities	59	59
Non-Current Liabilities	862	989
Non-Controlling Interest in Operating Subsidiaries	43	75
Partnership Capital	58	77
Peruvian toll roads
Disclosure of subsidiaries [line items]
Current Assets	104	101
Non-Current Assets	1,308	1,356
Current Liabilities	20	18
Non-Current Liabilities	654	674
Non-Controlling Interest in Operating Subsidiaries	622	644
Partnership Capital	116	121
Indian toll roads
Disclosure of subsidiaries [line items]
Current Assets	90	58
Non-Current Assets	975	256
Current Liabilities	65	30
Non-Current Liabilities	667	185
Non-Controlling Interest in Operating Subsidiaries	229	60
Partnership Capital	104	39
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	281	206
Non-Current Assets	1,273	1,259
Current Liabilities	155	244
Non-Current Liabilities	566	409
Non-Controlling Interest in Operating Subsidiaries	515	502
Partnership Capital	318	310
Canadian district energy operation
Disclosure of subsidiaries [line items]
Current Assets	25	75
Non-Current Assets	754	699
Current Liabilities	32	55
Non-Current Liabilities	387	394
Non-Controlling Interest in Operating Subsidiaries	269	243
Partnership Capital	91	82
U.S. district energy operation
Disclosure of subsidiaries [line items]
Current Assets	42	37
Non-Current Assets	834	799
Current Liabilities	26	19
Non-Current Liabilities	681	668
Non-Controlling Interest in Operating Subsidiaries	90	78
Partnership Capital	79	71
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Disclosure of subsidiaries [line items]
Current Assets	86
Non-Current Assets	2,069
Current Liabilities	84
Non-Current Liabilities	1,161
Non-Controlling Interest in Operating Subsidiaries	650
Partnership Capital	260
North American Residential Energy Infrastructure Operation [Member]
Disclosure of subsidiaries [line items]
Current Assets	196
Non-Current Assets	3,647
Current Liabilities	152
Non-Current Liabilities	1,551
Non-Controlling Interest in Operating Subsidiaries	1,506
Partnership Capital	634
U.S. Data Center Operation [Member]
Disclosure of subsidiaries [line items]
Current Assets	17
Non-Current Assets	1,131
Current Liabilities	438
Non-Current Liabilities	562
Non-Controlling Interest in Operating Subsidiaries	(12)
Partnership Capital	160
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	320	127
Non-Current Assets	248	244
Current Liabilities	336	392
Non-Current Liabilities	2,031	2,060
Non-Controlling Interest in Operating Subsidiaries	83	84
Partnership Capital	$ (1,882)	$ (2,165)